Preferred and common stock	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Preferred and common stock
Preferred and common stock

Note 8. Preferred and common stock

Amendment to Certificate of Incorporation

On August 30, 2022, the Company filed an amendment (the “Amendment”) to its certificate of incorporation (the “Certificate”) with the Secretary of State of the State of Delaware in connection with the completion of the Company’s initial public offering. The Amendment amends the Company’s Certificate to, among other things: (i) authorize 200,000,000 shares of common stock and (ii) authorize 10,000,000 shares of preferred stock, 500,000 of which are designated as Series X Preferred Stock. In connection with the initial public offering, the Board waived any lock-up restrictions contained in the Series X Certificate of Designations.

Series X Preferred Stock

On August 1, 2022, the Company authorized 500,000 shares of Series X preferred stock, par value 0.0001 per share. The stated value of the Series X preferred stock is $100 per share. The holders of the Series X preferred stock have no voting rights and are not entitled to dividends. The Series X preferred stock is convertible into shares of the Company’s common stock and is subject to a beneficial ownership limitation of 9.99% of the number of shares of common stock outstanding at the time of conversion.

On August 2, 2022, the Company issued 3,200 shares of Series X preferred stock in a private placement, at a purchase price of $100 per share, and received net proceeds of approximately $0.3 million, after deducting expenses (the “Series X Private Placement”). The Series X Private Placement constituted a qualified offering under the terms of the SAFE and the $5.0 million outstanding under the SAFE automatically converted into 100,000 shares of Series X preferred stock (See Note 5).

On August 26, 2022, the Company issued 2,555 shares of its Series X preferred stock in connection with the conversion of certain 2022 Notes (See Note 6). The 2,555 shares of Series X preferred stock are convertible into shares of common stock at the initial offering price of $5.25 per share, subject to the beneficial ownership limitation.

On the August 26, 2022, in connection with its Warrant Exchange Agreement (See Note 3), the Company exchanged 750,000 warrants for 350,000 shares of its common stock and 1,250 shares of its Series X preferred stock.

On August 26, 2022, upon the consummation of the Company’s initial public offering, 61,689 shares of the Series X preferred stock were converted into 1,175,000 shares of the Company’s common stock. As of September 30, 2022, 45,316 shares of Series X preferred stock remain outstanding.

Series Seed Preferred Stock

On August 5, 2022, the Company entered into exchange agreements with the holders of the Company’s Series Seed preferred stock, par value $0.0001 per share. The Company and the holders exchanged all shares of outstanding Series Seed preferred stock into 1,557,435 shares of common stock immediately prior to the effectiveness of its registration statement filed in connection with the Company’s initial public offering.

Note 7. Stockholders’ Deficit

Preferred Units

During the year ended December 31, 2020, TardiMed contributed approximately $470,000 in exchange for 940,000 preferred units, which are convertible into 542,934 shares of the Company’s common stock. During the year ended December 31, 2021, there were no contributions from TardiMed.

On March 2, 2020, a third-party investor contributed $50,000 in exchange for 100,000 preferred units.

Certain expenses have been allocated by TardiMed and included in its statements of operations and statements of members’ and stockholders’ deficit as a contribution by TardiMed. These expenses are primarily comprised of TardiMed personnel and related expenses, rent and other office expenses which were paid by TardiMed on behalf of the Company. The Company allocated these expenses contributed on a 50%/ 50% basis to research and development and selling, general and administrative. For the year ended December 31, 2020, approximately $51,000 was allocated to the Company as non-cash contribution from TardiMed in exchange of 101,514 preferred units and preferred shares, respectively.

Cumulative Dividends and Distributions rights

Preferred units are entitled to an eight percent cumulative annual return on the sum of such Preferred units outstanding, which shall accrue and compound annually, whether or not declared, and whether or not there are funds legally available for the payment thereof. Such preferred unit return is in preference to any distributions to common stockholders. On the date of issuance determined to be the commitment date the Company evaluated the fair value of the common stock into which the Preferred Units may be converted and the effective conversion price. This evaluation resulted in a beneficial conversion feature of approximately $1.5 million, and accordingly, the Company recorded a deemed dividend for the year ended December 31, 2020.

For the year ended December 31, 2020, the Company accrued preferred dividends of $19,000. Cumulative preferred dividends as of December 31, 2021 and 2020 were $62,000. For the years ended December 31, 2021 and 2020, no dividends have been declared.

Pursuant to the Amended and Restated Limited Liability Company Agreement (“LLC Agreement”) between TardiMed Sciences LLC (“TardiMed”) and Purinix, dated February 19, 2020, TardiMed agreed to commit $0.6 million of capital of the Company in exchange for Preferred units, at a purchase price of $0.87 per Preferred unit and are convertible in unregistered shares. On April 15, 2020, all of the outstanding Preferred units were converted into 2,696,439 shares of preferred stock.

Liquidation

The Company is intended to have perpetual existence. An event of withdrawal shall not cause a dissolution of the Company and the Company shall continue in existence subject to the terms and conditions of the LLC Agreement. “Event of Withdrawal” means the death, retirement, resignation, expulsion, bankruptcy or dissolution of a Member or the occurrence of any other event that terminates the continued membership of a Member in the Company. As promptly as practicable after dissolution, the liquidators shall (i) determine the Fair Market Value (the “of the Company’s remaining assets, (ii) determine the amounts to be distributed to each Unitholder in accordance and all preferred stockholders shall instead be given 1x Liquidation Preference including dividends.

Preferred Stock

On April 15, 2020, the Company authorized 2,696,439 shares of $.0001 par value preferred stock. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, or any deemed liquidation event, the holders of preferred stock shall be paid out of the funds of the assets available for distribution to stockholders before any payment is made to common stockholders. A deemed liquidation event includes a merger or consolidation, the sale lease, transfer, exclusive license or other disposition by the Company. The preferred stockholders would be paid at an amount equal to the greater of (i) the applicable original issue price plus any dividends declared but unpaid or (ii) the amount per share of preferred stock that would have been payable had all shares of preferred stock been converted to common stock prior to such liquidation, dissolution or winding up, or deemed liquidation event. Each holder of preferred stock has voting rights equal to the number of whole shares of common stock into which their preferred shares are convertible as of the record date. Each share of preferred stock is convertible at the option of the holder, at any time, into shares of the Company’s common stock, the number of which is determined by dividing the original issue price by the conversion price for that series of preferred stock in effect at the time of conversion.

As of December 31, 2021, the Company had 2,696,439 shares of preferred stock issued and outstanding, and the preferred shares are convertible into 1,557,435 shares of common stock.

Common stock

Under the terms of the LLC Agreement 10,000,000 common units were issued to the founder, TardiMed, and are outstanding. These common units were issued for no consideration. As of April 15, 2020, these common units were converted to shares of common stock on a 1:1 basis.

On July 22, 2020, the Company effected a 1-for-0.5775898 reverse stock split of its common stock. All share and per share information in the accompanying financial statements and footnotes has been retroactively adjusted for the effects of the reverse split for all periods presented.

During the year ended December 31, 2021, in accordance with the original terms, the Company issued 1,137,594 shares of its common stock in connection with the conversion of $3.4 million of notes payable.